RELATED PARTY TRANSACTIONS (Textual) (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Payments to Fund Long-term Loans to Related Parties		¥ 150,000	$ 21,817	¥ 150,000	¥ 280,000
Investment Income, Interest		26,376	3,836	19,559	16,622
Lionbridge Limited [Member]
Payments to Fund Long-term Loans to Related Parties	[1]	150,000	21,817	150,000	280,000
Investment Income, Interest		¥ 7,539	$ 1,097	7,457	12,712
Bain Advisors
Payment Of Termination Fee				33,887
Bain Advisors [Member]
Payments for Other Fees	[2]			¥ 38,537	6,200
Mai Rui [Member]
Payments for Other Fees	[3]				¥ 278

[1]	The Group entered into certain entrustment loan agreements with Lionbridge, pursuant to which the Group granted total loans of RMB280,000, RMB150,000 and RMB150,000 (US$21,817) to Lionbridge during the years ended December 31, 2016, 2017 and 2018, respectively, with details set forth below:
[2]	During the years ended December 31, 2016, 2017 and 2018, the Group accrued consulting fees of RMB6,200, RMB38,537 and nil, respectively, to Bain Advisors, an affiliate of the Group's majority shareholder, which included a lump sum consulting termination fee of RMB33,887 to Bain Advisors as a result of the IPO for the year ended December 31, 2017. (note 12 c) (2).
[3]	During the years ended December 31, 2016, 2017 and 2018, the Group paid course development fees of RMB278, RMB nil and RMB nil, respectively, to Mai Rui.